Stockholders' Equity - Summary of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Number of Options, Beginning balance	925,588	1,047,332
Number of Options, Granted	262,093	538,596
Number of Options, Vested and exercised
Number of Options, Expired/cancelled	(702,625)	(660,340)
Number of Options, Ending balance	485,056	925,588
Number of Options, Options exercisable	234,635
Number of Options, Options vested	234,635
Number of Options, Options expected to vest	73,715
Weighted Average Exercise Price, Beginning balance	$ 0.0033	$ 0.0033
Weighted Average Exercise Price, Granted	0.0033	0.0033
Weighted Average Exercise Price, Vested and exercised	0.0033	0.0033
Weighted Average Exercise Price, Expired/cancelled	0.0033	0.0033
Weighted Average Exercise Price, Ending balance	0.0033	$ 0.0033
Weighted Average Exercise Price, Options exercisable	0.0033
Weighted Average Exercise Price, Options vested	0.0033
Weighted Average Exercise Price, Options expected to vest	$ 0.0033
Non-Vested Options, Beginning balance	915,902	1,017,332
Non-Vested Options, Granted	262,093	538,596
Non-Vested Options, Vested and exercised	(224,949)	(9,686)
Non-Vested Options, Expired/cancelled	(702,625)	(660,340)
Non-Vested Options, Ending balance	250,421	915,902
Weighted Average Grant date Fair Value, Beginning balance	$ 1.68	$ 2.88
Weighted Average Grant date Fair Value, Granted	0.96	1.16
Weighted Average Grant date Fair Value, Vested and exercised	1.49	11.18
Weighted Average Grant date Fair Value, Expired/cancelled	1.47	3.01
Weighted Average Grant date Fair Value, Ending balance	$ 1.2	$ 1.68